Convertible Notes Payable (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Convertible Notes Payable (Details) [Line Items]
Convertible notes payable	¥ 238,739,310	$ 33,350,000	¥ 109,119,912
Convertible Promissory Note [Member]
Convertible Notes Payable (Details) [Line Items]
Bears interest rate	0.00%
Interest on outstanding balance rate	10.00%	10.00%